Acquisitions and Dispositions - Dispositions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Loss from discontinued operations	$ 0.0	$ 0.0	$ (3.0)
Other income, net	0.0	0.0	0.8
Income tax expense	0.0	0.0	(2.4)
Net loss from discontinued operations	0.0	0.0	(4.6)
Installed Pub Gaming Terminals
Revenue:
Services	0.0	0.0	1.8
Operating expenses:
Cost of services	0.0	0.0	3.0
Selling, general and administrative	0.0	0.0	1.2
Depreciation and amortization	0.0	0.0	0.6
Loss from discontinued operations	0.0	0.0	(3.0)
Other income, net	0.0	0.0	0.8
Income tax expense	$ 0.0	$ 0.0	$ (2.4)